EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	$ (43,487)	$ (20,640)	$ (60,812)
Effect of dilutive potential on ordinary share	0	0	0
Earnings for the purposes of diluted earnings per share	$ (43,487)	$ (20,640)	$ (60,812)
Number of shares
Issued ordinary shares	19,063,833	19,063,833	19,063,833
Effect of treasury shares held	41,168	0	0
Weighted average number of ordinary shares for the purpose of basic earnings per share	19,022,665	19,063,833	19,063,833
Basic and diluted loss per share	$ (2.29)	$ (1.08)	$ (3.19)